Employee Benefits - Sensitivity Analysis on Funded Status (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Germany [Member]
Discount rate (-50 bp):
(Increase) in DBO, Discount Rate (-50)		€ (875)	€ (900)
Expected increase in plan assets, Discount rate (-50)	[1]	215	600
Expected net impact on funded status (de-) increase, Discount rate (-50)		(660)	(300)
Discount rate (+50 bp):
Decrease in DBO, Discount rate (+50)		810	835
Expected (decrease) in plan assets, Discount rate (+50)	[1]	(215)	(600)
Expected net impact on funded status (de-) increase, Discount rate (+50 bp)		595	235
Credit spread (-50 bp):
(Increase) in DBO, Credit spread (-50)		(875)	(900)
Expected increase in plan assets, Credit spread (-50)	[1]	150	500
Expected net impact on funded status (de-) increase, Credit spread (-50)		(725)	(400)
Credit spread (+50 bp):
Decrease in DBO, Credit spread (+50)		810	835
Expected (decrease) in plan assets, Credit spread (+50)	[1]	(150)	(500)
Expected net impact on funded status (de-) increase, Credit spread (+50)		660	335
Rate of price inflation (-50 bp):
Decrease in DBO, Rate of price inflation (-50)		345	340
Expected (decrease) in plan assets, Rate of price inflation (-50)	[1]	(180)	(220)
Expected net impact on funded status (de-) increase, Rate of price inflation (-50)		165	120
Rate of price inflation (+50 bp):
(Increase) in DBO, Rate of price inflation (+50)		(360)	(350)
Expected increase in plan assets, Rate of price inflation (+50)	[1]	180	220
Expected net impact on funded status (de-) increase, Rate of price inflation (+50)		(180)	(130)
Rate of real increase in future compensation levels (-50 bp):
Decrease in DBO, net impact on funded status, Rate of real increase in future compensation levels (-50 bp)		70	75
Rate of real increase in future compensation levels (+50 bp):
(Increase) in DBO, net impact on funded status, Rate of real increase in future compensation levels (+50 bp)		(70)	(75)
Longevity improvements by 10%:
(Increase) in DBO, net impact on funded status, Longevity improvements by 10%		(305)	(305)
UK [Member]
Discount rate (-50 bp):
(Increase) in DBO, Discount Rate (-50)		(465)	(500)
Expected increase in plan assets, Discount rate (-50)	[1]	505	555
Expected net impact on funded status (de-) increase, Discount rate (-50)		40	55
Discount rate (+50 bp):
Decrease in DBO, Discount rate (+50)		420	450
Expected (decrease) in plan assets, Discount rate (+50)	[1]	(505)	(555)
Expected net impact on funded status (de-) increase, Discount rate (+50 bp)		(85)	(105)
Credit spread (-50 bp):
(Increase) in DBO, Credit spread (-50)		(465)	(500)
Expected increase in plan assets, Credit spread (-50)	[1]	125	115
Expected net impact on funded status (de-) increase, Credit spread (-50)		(340)	(385)
Credit spread (+50 bp):
Decrease in DBO, Credit spread (+50)		420	450
Expected (decrease) in plan assets, Credit spread (+50)	[1]	(125)	(115)
Expected net impact on funded status (de-) increase, Credit spread (+50)		295	335
Rate of price inflation (-50 bp):
Decrease in DBO, Rate of price inflation (-50)		345	395
Expected (decrease) in plan assets, Rate of price inflation (-50)	[1]	(310)	(350)
Expected net impact on funded status (de-) increase, Rate of price inflation (-50)		35	45
Rate of price inflation (+50 bp):
(Increase) in DBO, Rate of price inflation (+50)		(375)	(435)
Expected increase in plan assets, Rate of price inflation (+50)	[1]	310	350
Expected net impact on funded status (de-) increase, Rate of price inflation (+50)		(65)	(85)
Rate of real increase in future compensation levels (-50 bp):
Decrease in DBO, net impact on funded status, Rate of real increase in future compensation levels (-50 bp)		15	25
Rate of real increase in future compensation levels (+50 bp):
(Increase) in DBO, net impact on funded status, Rate of real increase in future compensation levels (+50 bp)		(15)	(25)
Longevity improvements by 10%:
(Increase) in DBO, net impact on funded status, Longevity improvements by 10%		(130)	(130)
US [Member]
Discount rate (-50 bp):
(Increase) in DBO, Discount Rate (-50)		(40)	(50)
Expected increase in plan assets, Discount rate (-50)	[1]	35	35
Expected net impact on funded status (de-) increase, Discount rate (-50)		(5)	(15)
Discount rate (+50 bp):
Decrease in DBO, Discount rate (+50)		30	40
Expected (decrease) in plan assets, Discount rate (+50)	[1]	(35)	(35)
Expected net impact on funded status (de-) increase, Discount rate (+50 bp)		(5)	5
Credit spread (-50 bp):
(Increase) in DBO, Credit spread (-50)		(85)	(100)
Expected increase in plan assets, Credit spread (-50)	[1]	20	25
Expected net impact on funded status (de-) increase, Credit spread (-50)		(65)	(75)
Credit spread (+50 bp):
Decrease in DBO, Credit spread (+50)		80	95
Expected (decrease) in plan assets, Credit spread (+50)	[1]	(20)	(25)
Expected net impact on funded status (de-) increase, Credit spread (+50)		60	70
Rate of price inflation (-50 bp):
Decrease in DBO, Rate of price inflation (-50)		0	0
Expected (decrease) in plan assets, Rate of price inflation (-50)	[1]	0	0
Expected net impact on funded status (de-) increase, Rate of price inflation (-50)		0	0
Rate of price inflation (+50 bp):
(Increase) in DBO, Rate of price inflation (+50)		0	0
Expected increase in plan assets, Rate of price inflation (+50)	[1]	0	0
Expected net impact on funded status (de-) increase, Rate of price inflation (+50)		0	0
Rate of real increase in future compensation levels (-50 bp):
Decrease in DBO, net impact on funded status, Rate of real increase in future compensation levels (-50 bp)		0	0
Rate of real increase in future compensation levels (+50 bp):
(Increase) in DBO, net impact on funded status, Rate of real increase in future compensation levels (+50 bp)		0	0
Longevity improvements by 10%:
(Increase) in DBO, net impact on funded status, Longevity improvements by 10%		(25)	(30)
Other [Member]
Discount rate (-50 bp):
(Increase) in DBO, Discount Rate (-50)		(55)	(65)
Expected increase in plan assets, Discount rate (-50)	[1]	25	25
Expected net impact on funded status (de-) increase, Discount rate (-50)		(30)	(40)
Discount rate (+50 bp):
Decrease in DBO, Discount rate (+50)		50	60
Expected (decrease) in plan assets, Discount rate (+50)	[1]	(25)	(25)
Expected net impact on funded status (de-) increase, Discount rate (+50 bp)		25	35
Credit spread (-50 bp):
(Increase) in DBO, Credit spread (-50)		(60)	(70)
Expected increase in plan assets, Credit spread (-50)	[1]	10	10
Expected net impact on funded status (de-) increase, Credit spread (-50)		(50)	(60)
Credit spread (+50 bp):
Decrease in DBO, Credit spread (+50)		55	65
Expected (decrease) in plan assets, Credit spread (+50)	[1]	(10)	(10)
Expected net impact on funded status (de-) increase, Credit spread (+50)		45	55
Rate of price inflation (-50 bp):
Decrease in DBO, Rate of price inflation (-50)		20	25
Expected (decrease) in plan assets, Rate of price inflation (-50)	[1]	(10)	(15)
Expected net impact on funded status (de-) increase, Rate of price inflation (-50)		10	10
Rate of price inflation (+50 bp):
(Increase) in DBO, Rate of price inflation (+50)		(25)	(30)
Expected increase in plan assets, Rate of price inflation (+50)	[1]	10	15
Expected net impact on funded status (de-) increase, Rate of price inflation (+50)		(15)	(15)
Rate of real increase in future compensation levels (-50 bp):
Decrease in DBO, net impact on funded status, Rate of real increase in future compensation levels (-50 bp)		15	15
Rate of real increase in future compensation levels (+50 bp):
(Increase) in DBO, net impact on funded status, Rate of real increase in future compensation levels (+50 bp)		(15)	(15)
Longevity improvements by 10%:
(Increase) in DBO, net impact on funded status, Longevity improvements by 10%		€ (15)	€ (15)

[1]	Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99% of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation